COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 September 1, 2011 to August 31, 2014	Dec. 31, 2011 September 1, 2011 to August 31, 2014	Sep. 01, 2011 September 1, 2011 to August 31, 2014	May 01, 2012 May 1, 2012 to April 30, 2015 MethylGene US Inc
Operating leases
Lease term					36 months	36 months
Lease expense	$ 305	$ 190	$ 85	$ 28
Research and development contracts
Future commitments to research and development	$ 392